Fair Value of Assets and Liabilities - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (10K) - Performance Incentive Fee Liability [Member] - LendingClub Corp [Member] - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning of period	$ 6,788	$ 2,324	$ 4,913
Issuances	2,047	1,682	5,521	4,180	5,843
Cash payment of loan trailing fee	(1,184)	(395)	(3,008)	(585)	(1,174)
Change in fair value, included in origination and servicing	123	113	348	129	244
Fair value at end of period	$ 7,774	$ 3,724	$ 7,774	$ 3,724	$ 4,913